LOANS (Details 9) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 3,776	$ 4,162
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	2,735	2,989
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	444	485
Non residential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	529	546
Commercial Nonmortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	68	119
Consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 0	$ 23